SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Jan. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule of Inventories
Inventories consisted of the following as of January 31, 2023 and 2022:

	January 31,
(in thousands)	2023	2022
Raw materials	$17,337	$9,753
Work-in-process	7,057	2,953
Finished goods	869	1,660
Total inventories	$25,263	$14,366

Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following as of January 31, 2023 and 2022:

	January 31,
(in thousands)	2023	2022
Land and buildings	$2,854	$2,854
Leasehold improvements	13,486	14,032
Software	27,889	26,281
Equipment, furniture and other	54,617	54,880
Total cost	98,846	98,047
Less: accumulated depreciation and amortization	(72,971)	(67,208)
Total property and equipment, net	$25,874	$30,839

Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following as of January 31, 2023 and 2022:

	January 31,
(in thousands)	2023	2022
Prepaid expenses	$29,081	$22,653
Deferred cost of revenue	2,347	3,096
Income tax receivables	7,028	5,464
Other	883	757
Total prepaid expenses and other current assets	$39,339	$31,970

Schedule of Other Assets	Other assets consisted of the following as of January 31, 2023 and 2022:

	January 31,
(in thousands)	2023	2022
Long-term restricted cash and time deposits	$203	$2,488
Capitalized software development costs, net	9,706	13,920
Deferred commissions	2,339	1,897
Long-term deferred cost of revenue	127	525
Long-term security deposits	6	716
Noncontrolling investments accounted under ASC 321	7,046	5,162
Other	534	1,021
Total other assets	$19,961	$25,729

Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following as of January 31, 2023 and 2022:

	January 31,
(in thousands)	2023	2022
Compensation and benefits	$38,253	$51,527
Distributor and agent commissions	10,345	14,877
Operating lease obligations - current portion	6,604	7,409
Income taxes	3,121	6,585
Taxes other than income taxes	8,929	2,962
Fair value of derivatives - current portion	1,592	801
Other	9,453	15,613
Total accrued expenses and other current liabilities	$78,297	$99,774

Schedule of Other Liabilities	Other liabilities consisted of the following as of January 31, 2023 and 2022:

	January 31,
(in thousands)	2023	2022
Unrecognized tax benefits, including interest and penalties	$9,563	$8,604
Obligations for severance compensation	2,104	2,145
Other	—	25
Total other liabilities	$11,667	$10,774

Schedule of Other (Expense) Income, Net	Other income (expense), net consisted of the following for the years ended January 31, 2023, 2022, and 2021:

	Year Ended January 31,
(in thousands)	2023	2022	2021
Gain from business divestiture	$5,764	—	—
Gains on investments, net	$1,660	$729	$3,769
Foreign currency (losses) gains, net	(51)	$(3,140)	$1,682
(Losses) gains on derivative financial instruments, net	(426)	133	(95)
Other expense, net	204	(403)	(70)
Total other income (expense), net	$7,151	$(2,681)	$5,286

Schedule of Supplemental Information Regarding Consolidated Cash Flows	The following table provides supplemental information regarding our consolidated cash flows for the years ended January 31, 2023, 2022, and 2021:

	Year Ended January 31,
(in thousands)	2023	2022	2021
Cash paid for interest	$1,978	$470	$38
Cash payments of income taxes, net	$11,284	8,232	1,260
Non-cash investing and financing transactions:
Accrued cash dividends payable to parent	$—	—	35,000
Accrued but unpaid purchases of property and equipment	$972	1,166	2,636
Inventory transfers to property and equipment	$1,474	537	894